Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Gabelli Growth Fund
Entity Central Index Key	0000806857
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000002893
Shareholder Report [Line Items]
Fund Name	The Gabelli Growth Fund
Class Name	Class AAA
Trading Symbol	GABGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Gabelli Growth Fund (the Fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com/funds/open_ends
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Growth Fund - Class AAA	$159	1.35%

Expenses Paid, Amount	$ 159
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]

How did the Fund perform?

In 2024, the Gabelli Growth Fund outperformed its broad-based benchmark, the S&P 500 and its comparative benchmark, the Russell 1000 Growth Index.  Economic data generally came in stronger than anticipated during the year, and the Federal Reserve saw enough progress in inflation to support 100bps of policy rate cuts starting in September. Separately, the artificial intelligence space continued to mature this year, and early winners have emerged in the semiconductor and data center infrastructure sectors. Against this backdrop, many of our large technology holdings performed well.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli Growth Fund - Class AAA	S&P 500 Index	Russell 1000 Growth Index
12/14	10,000	10,000	10,000
12/15	10,511	10,138	10,567
12/16	10,808	11,351	11,315
12/17	13,996	13,828	14,733
12/18	14,252	13,223	14,511
12/19	19,123	17,386	19,792
12/20	26,604	20,586	27,409
12/21	32,585	26,496	34,974
12/22	19,864	21,697	24,783
12/23	28,880	27,402	35,360
12/24	39,132	34,257	47,156

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
The Gabelli Growth Fund - Class AAA	35.50%	15.39%	14.62%
S&P 500 Index	25.02%	14.53%	13.10%
Russell 1000 Growth Index	33.36%	18.96%	16.78%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
AssetsNet	$ 1,186,150,243
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 10,826,654
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,186,150,243 Number of Portfolio Holdings38 Portfolio Turnover Rate24% Management Fees$10,826,654
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Common Stocks	99.9%
U.S. Government Obligations	0.2%
Other Assets and Liabilities (Net)	(0.1)%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Microsoft Corp.	11.9%
NVIDIA Corp.	11.7%
Alphabet Inc.	8.6%
Amazon.com Inc.	8.4%
Apple Inc.	6.1%
Meta Platforms Inc.	4.8%
Netflix Inc.	4.8%
Eli Lilly & Co.	3.9%
ServiceNow Inc.	2.8%
Visa Inc.	2.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	www.gabelli.com/funds/open_ends
C000002895
Shareholder Report [Line Items]
Fund Name	The Gabelli Growth Fund
Class Name	Class C
Trading Symbol	GGCCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Gabelli Growth Fund (the Fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com/funds/open_ends
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Growth Fund - Class C	$246	2.10%

Expenses Paid, Amount	$ 246
Expense Ratio, Percent	2.10%
Factors Affecting Performance [Text Block]

How did the Fund perform?

In 2024, the Gabelli Growth Fund outperformed its broad-based benchmark, the S&P 500 and its comparative benchmark, the Russell 1000 Growth Index.  Economic data generally came in stronger than anticipated during the year, and the Federal Reserve saw enough progress in inflation to support 100bps of policy rate cuts starting in September. Separately, the artificial intelligence space continued to mature this year, and early winners have emerged in the semiconductor and data center infrastructure sectors. Against this backdrop, many of our large technology holdings performed well.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli Growth Fund - Class C	The Gabelli Growth Fund - Class C (includes sales charge)	S&P 500 Index	Russell 1000 Growth Index
12/14	10,000	10,000	10,000	10,000
12/15	10,433	10,333	10,138	10,567
12/16	10,647	10,441	11,351	11,315
12/17	13,684	13,316	13,828	14,733
12/18	13,832	14,381	13,223	14,511
12/19	18,422	19,009	17,386	19,792
12/20	25,439	26,060	20,586	27,409
12/21	30,921	31,415	26,496	34,974
12/22	18,707	18,818	21,697	24,783
12/23	26,994	26,966	27,402	35,360
12/24	36,304	35,996	34,257	47,156

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
The Gabelli Growth Fund - Class C	34.49%	14.53%	13.76%
The Gabelli Growth Fund - Class C (includes sales charge)	33.49%	14.53%	13.76%
S&P 500 Index	25.02%	14.53%	13.10%
Russell 1000 Growth Index	33.36%	18.96%	16.78%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
AssetsNet	$ 1,186,150,243
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 10,826,654
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,186,150,243 Number of Portfolio Holdings38 Portfolio Turnover Rate24% Management Fees$10,826,654
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Common Stocks	99.9%
U.S. Government Obligations	0.2%
Other Assets and Liabilities (Net)	(0.1)%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Microsoft Corp.	11.9%
NVIDIA Corp.	11.7%
Alphabet Inc.	8.6%
Amazon.com Inc.	8.4%
Apple Inc.	6.1%
Meta Platforms Inc.	4.8%
Netflix Inc.	4.8%
Eli Lilly & Co.	3.9%
ServiceNow Inc.	2.8%
Visa Inc.	2.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	www.gabelli.com/funds/open_ends
C000002896
Shareholder Report [Line Items]
Fund Name	The Gabelli Growth Fund
Class Name	Class I
Trading Symbol	GGCIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Gabelli Growth Fund (the Fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com/funds/open_ends
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Growth Fund - Class I	$130	1.10%

Expenses Paid, Amount	$ 130
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]

How did the Fund perform?

In 2024, the Gabelli Growth Fund outperformed its broad-based benchmark, the S&P 500 and its comparative benchmark, the Russell 1000 Growth Index.  Economic data generally came in stronger than anticipated during the year, and the Federal Reserve saw enough progress in inflation to support 100bps of policy rate cuts starting in September. Separately, the artificial intelligence space continued to mature this year, and early winners have emerged in the semiconductor and data center infrastructure sectors. Against this backdrop, many of our large technology holdings performed well.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli Growth Fund - Class I	S&P 500 Index	Russell 1000 Growth Index
12/14	10,000	10,000	10,000
12/15	10,539	10,138	10,567
12/16	10,861	11,351	11,315
12/17	14,101	13,828	14,733
12/18	14,396	13,223	14,511
12/19	19,364	17,386	19,792
12/20	27,009	20,586	27,409
12/21	33,159	26,496	34,974
12/22	20,257	21,697	24,783
12/23	29,529	27,402	35,360
12/24	40,112	34,257	47,156

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
The Gabelli Growth Fund - Class I	35.84%	15.68%	14.90%
S&P 500 Index	25.02%	14.53%	13.10%
Russell 1000 Growth Index	33.36%	18.96%	16.78%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
AssetsNet	$ 1,186,150,243
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 10,826,654
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,186,150,243 Number of Portfolio Holdings38 Portfolio Turnover Rate24% Management Fees$10,826,654
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Common Stocks	99.9%
U.S. Government Obligations	0.2%
Other Assets and Liabilities (Net)	(0.1)%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Microsoft Corp.	11.9%
NVIDIA Corp.	11.7%
Alphabet Inc.	8.6%
Amazon.com Inc.	8.4%
Apple Inc.	6.1%
Meta Platforms Inc.	4.8%
Netflix Inc.	4.8%
Eli Lilly & Co.	3.9%
ServiceNow Inc.	2.8%
Visa Inc.	2.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	www.gabelli.com/funds/open_ends
C000002892
Shareholder Report [Line Items]
Fund Name	The Gabelli Growth Fund
Class Name	Class A
Trading Symbol	GGCAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Gabelli Growth Fund (the Fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com/funds/open_ends
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Growth Fund - Class A	$159	1.35%

Expenses Paid, Amount	$ 159
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]

How did the Fund perform?

In 2024, the Gabelli Growth Fund outperformed its broad-based benchmark, the S&P 500 and its comparative benchmark, the Russell 1000 Growth Index.  Economic data generally came in stronger than anticipated during the year, and the Federal Reserve saw enough progress in inflation to support 100bps of policy rate cuts starting in September. Separately, the artificial intelligence space continued to mature this year, and early winners have emerged in the semiconductor and data center infrastructure sectors. Against this backdrop, many of our large technology holdings performed well.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli Growth Fund - Class A	The Gabelli Growth Fund - Class A (includes sales charge)	S&P 500 Index	Russell 1000 Growth Index
12/14	10,000	10,000	10,000	10,000
12/15	10,513	9,909	10,138	10,567
12/16	10,808	9,601	11,351	11,315
12/17	13,998	11,719	13,828	14,733
12/18	14,254	11,248	13,223	14,511
12/19	19,123	14,223	17,386	19,792
12/20	26,603	18,647	20,586	27,409
12/21	32,580	21,525	26,496	34,974
12/22	19,858	12,366	21,697	24,783
12/23	28,875	16,947	27,402	35,360
12/24	39,125	21,644	34,257	47,156

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
The Gabelli Growth Fund - Class A	35.50%	15.40%	14.62%
The Gabelli Growth Fund - Class A (includes sales charge)	27.71%	14.04%	13.94%
S&P 500 Index	25.02%	14.53%	13.10%
Russell 1000 Growth Index	33.36%	18.96%	16.78%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
AssetsNet	$ 1,186,150,243
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 10,826,654
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,186,150,243 Number of Portfolio Holdings38 Portfolio Turnover Rate24% Management Fees$10,826,654
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Common Stocks	99.9%
U.S. Government Obligations	0.2%
Other Assets and Liabilities (Net)	(0.1)%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Microsoft Corp.	11.9%
NVIDIA Corp.	11.7%
Alphabet Inc.	8.6%
Amazon.com Inc.	8.4%
Apple Inc.	6.1%
Meta Platforms Inc.	4.8%
Netflix Inc.	4.8%
Eli Lilly & Co.	3.9%
ServiceNow Inc.	2.8%
Visa Inc.	2.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	www.gabelli.com/funds/open_ends